Accrued Expenses and Other Current Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Legal accrual	$ 450	$ 300
Reserve for unclaimed property	1,107	1,035
Restructure reserves	756	443
Deferred revenue	211	1,031
Other	97	64
Other current liabilities	$ 2,621	$ 2,873